Stock Incentive Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock Incentive Plan

10.	Stock Incentive Plan

2021	Equity Incentive Plan
The Company adopted its 2021 Stock Incentive Plan, or the 2021 Plan, and the Employee Stock Purchase Plan, or the ESPP, which became effective on the date immediately prior to the date of effectiveness of the IPO. The 2021 Plan serves as the successor to its 2018 Equity Incentive Plan (the “2018 Plan”). The 2021 Plan authorizes the award of stock options, RSUs, restricted stock awards, stock bonus awards, stock appreciation rights, performance awards, and cash awards. The Company initially reserved 2,205,000 shares of its common stock for the 2021 Plan, plus any reserved shares not issued or subject to outstanding grants under the 2018 Plan on the effective date of the 2021 Plan, for issuance pursuant to awards granted under its 2021 Plan. The total number of shares reserved for issuance under the 2021 Plan upon its effective date is 2,272,613 shares

The number of Shares available for issuance under the 2021 Plan will increase automatically on January 1 of each of 2022 through 2031 by the lesser of (a) 5% of the total number of outstanding shares of all classes of its common stock on each December 31 st
 and (b) a number as may be determined by its board of directors. The Company has reserved 276,000 shares of its common stock for the 2021 Employee Stock Purchase Plan. At June 30,2021, options to purchase 131,621 shares under the 2021 plan remained outstanding.

2008	Plan
In September 2008, the Company’s board of directors adopted the 2008 Stock Incentive Plan, or the 2008 Plan, which provides for the granting of incentive stock options, nonqualified stock options, and restricted stock awards to its employees, directors and consultants. Options granted or shares issued under the 2008 Plan that were outstanding on the date the 2018 Equity Incentive Plan, or the 2018 Plan, became effective will remain subject to the terms of the 2008 Plan. The 2008 Plan terminated in 2018 as it reached its ten-year
term. At June 30, 2021 and December 31, 2020, options to purchase 604,267 and 634,788 shares, respectively, under the 2008 plan remained outstanding.

2018	Plan
In November 2018, the Company’s board of directors adopted the 2018 Equity Incentive Plan. The 2018 Plan provides for the granting of incentive stock options, nonqualified stock options, restricted stock units, and other forms of stock awards to its employees, directors and consultants.
Under the 2018 Plan, the Company initially reserved 753,645 shares of common stock for issuance. In addition, any authorized shares not issued or subject to outstanding grants under the 2008 Plan and any shares subject to outstanding stock options that are cancelled without being exercised or expire under the 2008 Plan were added to the shares authorized and reserved for issuance under the 2018 Plan. In connection with the Board of Directors approval of the 2021 Plan, all remaining shares available for future award under the 2018 Plan were transferred to the 2021 Plan. At June 30, 2021 and December 31, 2020, options to purchase 2,034,734 and 1,807,101 shares, respectively, under 2018 Plan remained outstanding.

Stock	Option Activity
A summary of the Company’s stock option activity under its stock option plans was as follows (in thousands, except share and per share data and years):

	Options Outstanding
	Shares Available for Grant	Number of Options	Weighted -Average Exercise Price	Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance—December 31, 2020	344,456	2,441,889	$5.17	8.02	$14,844
Authorized	2,205,000	–
Granted	(408,464)	408,464	12.39
Exercised	–	(47,539)	4.61
Cancelled	32,029	(32,059)	4.86

Balance—June 30, 2021	2,173,021	2,770,785	$6.25	7.87	$8,660

Exercisable—June 30, 2021	–	1,316,271	$4.00	6.88	$6,388

In May 2020, the Company’s board of directors increased the pool of stock options available for future grant by 596,414 shares and appointed an existing member of the board of directors as the Company’s Chief Executive Officer. In connection with this change, the Company granted 715,358 stock options to its Chief Executive Officer at an exercise price of $7.86 per share that will vest ratably over 48 months. Vesting of the Chief Executive Officer’s options accelerate upon a termination without cause. In the second quarter of 2020, the Company recognized $2.1 million of expense related to a modification upon the acceleration of the former Chief Executive Officer’s outstanding options upon his departure from the Company.
The total intrinsic value of options exercised was $202,000 and $26,000 during the six months ended June 30, 2021 and 2020, respectively. The intrinsic value is the difference between the estimated fair value of the Company’s common stock at the time of exercise, as determined by the board of directors, and the exercise price of the stock option.
The total fair value of options that vested during the six months ended June 30, 2021 and 2020 was $1.3 million and $0.9 million, respectively.
The grant date fair value of options granted during the six months ended June 30, 2021 and 2020 was $2.9 million and $3.8 million, respectively. The weighted-average grant date fair value of employee options granted during the six months ended June 30, 2021 and 2020 was $7.22 and $4.42 per share, respectively.

Stock-Based	Compensation Expense
Stock-based compensation expense recognized was as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
General and administrative	$437	$2,360	$811	$2,539
Research and development	119	125	238	244

Total stock-based compensation expense	$556	$2,485	$1,049	$2,783

As of June 30, 2021, there was $5.0 million of total unrecognized compensation cost related to unvested options that are expected to vest. The cost is expected to be recognized over a weighted-average period of 2.8 years.
In determining the fair value of the stock options granted, the Company uses the Black-Scholes-Merton option-pricing model and assumptions discussed below. Each of these inputs is subjective.
Fair Value of Common Stock—
Prior to the IPO, given the absence of a public trading market, the Company’s board of directors with input from management considered numerous objective and subjective factors to determine the fair value of common stock. The factors included, but were not limited to: (1) third-party valuations of the Company’s common stock; (2) the Company’s stage of development; (3) the status of research and development efforts; (4) the rights, preferences and privileges of the Company’s preferred stock relative to those of the Company’s common stock; (5) the Company’s operating results and financial condition, including the Company’s levels of available capital resources; and (6) equity market conditions affecting comparable public companies; (7) general U.S. market conditions; and (8) the lack of marketability of the Company’s common stock.

Expected Term
—The Company’s expected term represents the period that the Company’s stock-based awards are expected to be outstanding. The Company used the simplified method (based on the mid-point
between the vesting date and the end of the contractual term) to determine the expected term.
Expected Volatility
—Since the Company recently completed its IPO and does not have substantial trading history for its common stock, the expected volatility was estimated based on the average historical volatilities for comparable publicly traded pharmaceutical companies over a period equal to the expected term of the stock option grants. The comparable companies were chosen based on their similar size, stage in the life cycle and area of specialty. The Company will continue to apply this process until a sufficient amount of historical information regarding the volatility of its own stock price becomes available.
Risk-Free Interest Rate
—The risk-free interest rate is based on the U.S. Treasury zero coupon issues in effect at the time of grant for periods corresponding with the expected term of option.
Expected Dividend
—The Company has never paid dividends on its common stock and has no plans to pay dividends on its common stock. Therefore, the Company used an expected dividend yield of zero.
The fair value of stock option awards granted to employees was estimated at the date of grant using a Black-Scholes-Merton option pricing model with the following assumptions:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Expected term (in years)	6.1	6.1	6.1	6.1
Expected volatility	59.2-85.5%	56.4-59.7%	59.2-85.5%	56.4-59.7%
Risk-free interest rate	0.79-0.86%	0.36-0.41%	0.42-0.92%	0.36-1.55%
Expected dividends	–	–	–	–

10.	Stock Incentive Plan

2008	Plan
In September 2008, the Company’s board of directors adopted the 2008 Stock Incentive Plan, or the 2008 Plan, which provides for the granting of incentive stock options, nonqualified stock options, and restricted stock awards to its employees, directors and consultants. Options granted or shares issued under the 2008 Plan that were outstanding on the date the 2018 Equity Incentive Plan, or the 2018 Plan, became effective will remain subject to the terms of the 2008 Plan. The 2008 Plan terminated in 2018 as it reached its ten-year
term. New grants issued after the termination of the 2008 plan will be under the 2018 plan. At December 31, 2019, and 2020, options to purchase 1,032,840 and 634,788 shares, respectively, under the 2008 plan remained outstanding.

2018	Plan
In November 2018, the Company’s board of directors adopted the 2018 Equity Incentive Plan. The 2018 Plan provides for the granting of incentive stock options, nonqualified stock options, restricted stock units, and other forms of stock awards to its employees, directors and consultants.
The 2018 Plan is administered by the board of directors or a committee appointed by the board of directors, which determines the types of awards to be granted, including the number of shares subject to the awards, the exercise price and the vesting schedule. The exercise price of incentive stock options and nonqualified stock options will be no less than 100% of the fair value per share of the Company’s common stock on the date of grant. If an individual owns capital stock representing more than 10% of the voting shares and the grant is an incentive stock option, the price of each share will be at least 110% of the fair value on the date of grant. Options expire after 10 years (five years for incentive stock options granted to stockholders owning greater than 10% of the voting stock). The term and vesting periods for options granted under the 2018 Plan are determined by the Company’s board of directors or a committee appointed by the board of directors. Options granted generally vest over four years. Options must be exercised within a
10-year
period or sooner if so specified within the option agreement. Under the 2018 Plan, the Company initially reserved 753,645 shares of common stock for issuance. In addition, any authorized shares not issued or subject to outstanding grants under the 2008 Plan and any shares subject to outstanding stock options that are cancelled without being exercised or expire under the 2008 Plan are added to the shares authorized and reserved for issuance under the 2018 Plan. At December 31, 2019, and 2020, options to purchase 1,301,989 and 1,807,101 shares, respectively, under 2018 Plan remained outstanding. The Company had 250,464 and 344,456 shares available for future grant under the 2018 Plan as of December 31, 2019 and 2020, respectively.
Stock	Option Activity
A summary of the Company’s stock option activity under its stock option plans was as follows (in thousands, except share and per share data and y
e
ars):

	Options Outstanding
	Shares Available for Grant	Number of Options	Weighted- Average Exercise Price	Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance—December 31, 2019	250,464	2,334,830	$3.29	8.37	$11,441
Authorized	596,414	–	–
Granted	(902,544)	902,544	$7.94
Exercised	–	(395,363)	$2.23
Cancelled	400,122	(400,122)	$3.35

Balance—December 31, 2020	344,456	2,441,889	$5.17	8.02	$14,844

Exercisable—December 31, 2020		958,319	$3.01	9.76	$8,101

In May 2020, the Company’s board of directors increased the pool of stock options available for future grant by 596,414 shares and appointed an existing member of the board of directors as the Company’s Chief Executive Officer. In connection with this change, the Company granted 715,358 stock options to its Chief Executive Officer at an exercise price of $7.86 per share that will vest ratably over 48 months. Vesting of the Chief Executive Officer’s options accelerate upon a termination without cause. The Company recognized $2.1 million of expense related to a modification upon the acceleration of the former Chief Executive Officer’s outstanding options upon his departure from the Company. The Company granted 276,843 stock options in total subsequent to the period end with an exercise price range of $11.47 to $13.76 per share.
The total intrinsic value of options exercised was $94,000 and $3.7 million during the years ended December 31, 2019 and 2020, respectively. The intrinsic value is the difference between the estimated fair value of the Company’s common stock at the time of exercise, as determined by the board of directors, and the exercise price of the stock option.
The total fair value of options that vested during the years ended December 31, 2019 and 2020 was $451,000 and $1.1 million, respectively.
The grant date fair value of options granted during the years ended December 31, 2019 and 2020 was $3.1 million and $3.9 million, respectively. The weighted-average grant date fair value of employee options granted during the years ended December 31, 2019 and 2020 was $2.34 and $4.24 per share, respectively.

Stock-Based	Compensation Expense
Stock-based compensation expense recognized was as follows (in thousands):

	Year Ended December 31,
	2019	2020
Research and development	$341	$488
General and administrative	453	3,153

Total stock-based compensation expense	$794	$3,641

As of December 31, 2020, there was $5.3 million of total unrecognized compensation cost related to unvested options that are expected to vest. The cost is expected to be recognized over a weighted-average period of
3.0 years
.
In determining the fair value of the stock options granted, the Company uses the Black-Scholes-Merton option-pricing model and assumptions discussed below. Each of these inputs is subjective.
Fair Value of Common Stock—
Given the absence of a public trading market, the Company’s board of directors with input from management considered numerous objective and subjective factors to determine the fair value of common stock. The factors included, but were not limited to: (1) third-party valuations of the Company’s common stock; (2) the Company’s stage of development; (3) the status of research and development efforts; (4) the rights, preferences and privileges of the Company’s preferred stock relative to those of the Company’s common stock; (5) the Company’s operating results and financial condition, including the Company’s levels of available capital resources; and (6) equity market conditions affecting comparable public companies; (7) general U.S. market conditions; and (8) the lack of marketability of the Company’s common stock.
Expected Term
—The Company’s expected term represents the period that the Company’s stock-based awards are expected to be outstanding. The Company used the simplified method (based on the mid-point
between the vesting date and the end of the contractual term) to determine the expected term.
Expected Volatility
—Since the Company is privately held and does not have any trading history for its common stock, the expected volatility was estimated based on the average historical volatilities for comparable publicly traded pharmaceutical companies over a period equal to the expected term of the stock option grants. The comparable companies were chosen based on their similar size, stage in the life cycle and area of specialty. The Company will continue to apply this process until a sufficient amount of historical information regarding the volatility of its own stock price becomes available.
Risk-Free Interest Rate
—The risk-free interest rate is based on the U.S. Treasury zero coupon issues in effect at the time of grant for periods corresponding with the expected term of option.
Expected Dividend
—The Company has never paid dividends on its common stock and has no plans to pay dividends on its common stock. Therefore, the Company used an expected dividend yield of zero.
The fair value of stock option awards granted to employees was estimated at the date of grant using a Black-Scholes-Merton option pricing model with the following assumptions:

	Year Ended December 31,
	2019	2020
Expected term (in years)	6.1	6.1
Expected volatility	54.3% – 57.7%	56.4% – 60.9%
Risk-free interest rate	1.62% – 2.44%	0.27% – 1.55%
Expected dividends	– %	– %